Submission	Aug. 08, 2024
Submission [Line Items]
Central Index Key	0000922224
Registrant Name	PPL Corporation
Registration File Number	333-277140
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES